Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUNAMERICA SERIES TRUST
SA Franklin Tactical Opportunities Portfolio
(the “Portfolio”)
Supplement dated April 8, 2025 to the Portfolio’s Summary Prospectus and Prospectus,
each dated May 1, 2024, as supplemented and amended to date
Effective April 30, 2025 (the “Effective Date”), Western Asset Management Company no longer serves as the Portfolio’s sub-subadviser and certain changes were made to the Portfolio’s principal investments.
The following changes are made to the Summary Prospectus and Prospectus, effective as of the Effective Date:
The table following the second paragraph of the subsection of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and of the subsection of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Principal Investment Strategies of the Portfolio” and the table following the third paragraph of the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks –SA Franklin Tactical Opportunities Portfolio” are deleted in their entirety and replaced with the following:

Subadviser	Sleeve
Franklin	Foreign Large Blend
Global Equity
Tactical U.S. Equity – Exchange- Traded Funds (“ETFs”)
U.S. Small Cap Blend
Intermediate Term Bond

Brandywine Global Investment Management, LLC	U.S. Large- Cap Value

ClearBridge Investments, LLC	Foreign Large Value
U.S. Large- Cap Blend
U.S. Large- Cap Growth
The fifth paragraph of the subsection of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and of the subsection of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Principal Investment Strategies of the Portfolio” and the sixth paragraph of the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks –SA Franklin Tactical Opportunities Portfolio” are deleted in their entirety and replaced with the following:
The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, include corporate debt instruments, U.S. government securities, mortgage-backed securities (specifically collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”)), asset-backed securities, money market instruments and/or cash or cash equivalents. The Portfolio may also utilize U.S. Treasury bond options within the Intermediate Term Bond sleeve for hedging purposes and to adjust the sleeve’s exposure to interest rate risk.
“Convertible Securities Risk” and “CDOs Risk” are deleted from the subsection of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and from the subsection of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Principal Risks of Investing in the Portfolio.”

SA Franklin Tactical Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUNAMERICA SERIES TRUST
SA Franklin Tactical Opportunities Portfolio
(the “Portfolio”)
Supplement dated April 8, 2025 to the Portfolio’s Summary Prospectus and Prospectus,
each dated May 1, 2024, as supplemented and amended to date
Effective April 30, 2025 (the “Effective Date”), Western Asset Management Company no longer serves as the Portfolio’s sub-subadviser and certain changes were made to the Portfolio’s principal investments.
The following changes are made to the Summary Prospectus and Prospectus, effective as of the Effective Date:
The table following the second paragraph of the subsection of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and of the subsection of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Principal Investment Strategies of the Portfolio” and the table following the third paragraph of the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks –SA Franklin Tactical Opportunities Portfolio” are deleted in their entirety and replaced with the following:

Subadviser	Sleeve
Franklin	Foreign Large Blend
Global Equity
Tactical U.S. Equity – Exchange- Traded Funds (“ETFs”)
U.S. Small Cap Blend
Intermediate Term Bond

Brandywine Global Investment Management, LLC	U.S. Large- Cap Value

ClearBridge Investments, LLC	Foreign Large Value
U.S. Large- Cap Blend
U.S. Large- Cap Growth
The fifth paragraph of the subsection of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and of the subsection of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Principal Investment Strategies of the Portfolio” and the sixth paragraph of the subsection of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks –SA Franklin Tactical Opportunities Portfolio” are deleted in their entirety and replaced with the following:
The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, include corporate debt instruments, U.S. government securities, mortgage-backed securities (specifically collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”)), asset-backed securities, money market instruments and/or cash or cash equivalents. The Portfolio may also utilize U.S. Treasury bond options within the Intermediate Term Bond sleeve for hedging purposes and to adjust the sleeve’s exposure to interest rate risk.
“Convertible Securities Risk” and “CDOs Risk” are deleted from the subsection of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and from the subsection of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Principal Risks of Investing in the Portfolio.”